Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of changes in other provisions
Provisions consisted of the following:

	At December 31,
	2020			2019(1)
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Product warranty and recall campaigns	€2,045	€3,671	€5,716	€2,406	€3,900	€6,306
Sales incentives	4,078	—	4,078	5,479	—	5,479
Legal proceedings and disputes	397	183	580	303	222	525
Commercial risks	410	301	711	441	120	561
Restructuring	64	24	88	72	34	106
Other risks	261	787	1,048	277	751	1,028
Total Provisions	€7,255	€4,966	€12,221	€8,978	€5,027	€14,005

Disclosure of other provisions
Changes in Provisions were as follows:

	At January 1, 2020	Additional provisions	Settlements	Unused amounts	Translation differences	Transfer to Liabilities held for sale	Other changes	At December 31, 2020
	(€ million)
Product warranty and recall campaigns	€6,306	€2,777	€(2,897)	€—	€(488)	€—	€18	€5,716
Sales incentives	5,479	10,524	(11,636)	(11)	(324)	—	46	4,078
Legal proceedings and disputes	525	286	(165)	(11)	(56)	—	1	580
Commercial risks	561	338	(125)	(4)	(55)	—	(4)	711
Restructuring costs	106	66	(64)	(12)	(6)	—	(2)	88
Other risks	1,028	317	(198)	(29)	(38)	—	(32)	1,048
Total Provisions	€14,005	€14,308	€(15,085)	€(67)	€(967)	€—	€27	€12,221